Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding executive pay and performance. The table below shows pay both as reported in the Summary Compensation Table (“Summary Compensation Table Total Pay”) for the applicable fiscal year and as “compensation actually paid” (or “CAP”) for our principal executive officer (“CEO”) and as an average of all of our other named executive officers (“Non-CEO NEOs”) for the applicable fiscal year. Both Summary Compensation Table Total Pay and CAP are calculated in accordance with the requirements of Regulation S-K and may differ substantially from the manner in which the Talent and Compensation Committee makes decisions regarding executive pay. For discussion of the Talent and Compensation Committee’s decisions regarding the pay of our named executive officers, see the CD&A.
							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Current CEO(1)(2)	Compensation Actually Paid to Current CEO(1)(3)	Summary Compensation Table Total for Former CEO(1)(2)	Compensation Actually Paid to Former CEO(1)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)(2)	Average Compensation Actually Paid to Non-CEO NEOs(1)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (thousands)(5)	Adjusted EBITDA (thousands)(6)
2023	$44,538,114	$66,452,986	$854,000	$860,490	$3,784,404	$8,899,974	$26.29	$123.25	($270,594)	($45,238)
2022	$0	$0	$652,405	($1,019,097)	$1,090,898	($1,696,174)	$7.07	$136.76	($609,552)	($462,255)
2021	$0	$0	$60,814,546	($8,865,630)	$10,885,903	($4,147,460)	$22.56	$128.42	($571,426)	($429,826)
1.	CEO and NEOs included in these columns reflect the following:
Year	CEO	Non-CEO NEOs
2023	Current CEO: Mark Bertolini Former CEO: Mario Schlosser	R. Scott Blackley, Ranmali Bopitiya, Alessandrea Quane, Siddhartha Sankaran
2022	Mario Schlosser	Siddhartha Sankaran, R. Scott Blackley, Ranmali Bopitiya, Alessandrea Quane, Dennis Weaver
2021	Mario Schlosser	R. Scott Blackley, Siddhartha Sankaran, Alessandrea Quane, Meghan Joyce, Joshua Kushner
2.
Amounts reflect Summary Compensation Table Total Pay for our CEO and NEOs for each corresponding year. In 2021, these amounts include the grant date fair value of the Founders Awards granted to Mr. Schlosser and Mr. Kushner in connection with our initial public offering. As discussed in our CD&A, these awards were voluntarily canceled and terminated on March 28, 2023.

3.
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v). No other adjustments are required to be made in accordance with SEC rules. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	Current CEO	Former CEO	Average of NEOs
Year in Table:	2023	2023	2023
Total Compensation as reported in the Summary Compensation Table (“SCT”)	$44,538,114	$854,000	$3,784,404
Less: Grant-Date Fair Value of Equity Awards as reported in SCT(a)	$43,905,864	$0	$3,147,204
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	$65,291,198	$0	$3,648,566
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	$310,008	$0	$2,589,354
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	$0	$0	$660,587
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year(b)	$219,530	$17,572	$1,504,394
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	($11,082)	($140,127)
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0
Compensation Actually Paid	$66,452,986	$860,490	$8,899,974
a.	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.
The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. Subsequent valuations at the end of each fiscal year and as of each vest date are performed using a lattice model, as the latter provides a better estimate of options that are no longer at-the-money. The term used to estimate the option fair values under the lattice model in 2023 ranged between 5.2 years to 9.8 years. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

4.
The amounts reflect the cumulative total shareholder return (TSR) of our common stock and a group of 11 peers selected by the Company (the “Peer Group”). The Peer Group is composed of Centene Corporation, Molina Healthcare, Inc., CVS Health Corporation, Cigna Group, Elevance Health, Inc., Agilon Health Inc., Alignment Healthcare, Inc., Evolent Health, Inc., Privia Health Group, Inc., Teladoc, and Accolade, Inc. The Peer Group was chosen based on (i) industry, including managed care and healthcare technology companies, with emphasis on direct competitors and close industry peers, (ii) revenue, and (iii) market capitalization. We selected the Peer Group rather than the Morgan Stanley Digital Health index used for the immediately preceding fiscal year because we believe the Peer Group is a better comparator group for our business. The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on March 3, 2021 (the date of our initial public offering). TSR is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (if any), and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock price performance is not necessarily indicative of future stock performance. The Morgan Stanley Digital Health index TSR were $32.80, $38.53, and $68.99 for the years ended December 31, 2023, 2022, and 2021, respectively.

5.	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
6.
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs to company performance, for the most recently completed fiscal year. The amount shown in the table is equal to our Adjusted EBITDA as reported in our Annual Report on Form 10-K for the applicable year, which is defined as net loss for the Company and its consolidated subsidiaries before interest expense, income tax expense (benefit), depreciation and amortization as further adjusted for stock-based compensation, and other non-recurring items that are considered unusual or not representative of underlying trends of our business, where applicable for the period presented. Management uses Adjusted EBITDA as a measurement of operating performance because it assists us in comparing the operating performance of our business on a consistent basis, as it removes the impact of items not directly resulting from our core operations.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
1.	CEO and NEOs included in these columns reflect the following:
Year	CEO	Non-CEO NEOs
2023	Current CEO: Mark Bertolini Former CEO: Mario Schlosser	R. Scott Blackley, Ranmali Bopitiya, Alessandrea Quane, Siddhartha Sankaran
2022	Mario Schlosser	Siddhartha Sankaran, R. Scott Blackley, Ranmali Bopitiya, Alessandrea Quane, Dennis Weaver
2021	Mario Schlosser	R. Scott Blackley, Siddhartha Sankaran, Alessandrea Quane, Meghan Joyce, Joshua Kushner

Peer Group Issuers, Footnote
4.
The amounts reflect the cumulative total shareholder return (TSR) of our common stock and a group of 11 peers selected by the Company (the “Peer Group”). The Peer Group is composed of Centene Corporation, Molina Healthcare, Inc., CVS Health Corporation, Cigna Group, Elevance Health, Inc., Agilon Health Inc., Alignment Healthcare, Inc., Evolent Health, Inc., Privia Health Group, Inc., Teladoc, and Accolade, Inc. The Peer Group was chosen based on (i) industry, including managed care and healthcare technology companies, with emphasis on direct competitors and close industry peers, (ii) revenue, and (iii) market capitalization. We selected the Peer Group rather than the Morgan Stanley Digital Health index used for the immediately preceding fiscal year because we believe the Peer Group is a better comparator group for our business. The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on March 3, 2021 (the date of our initial public offering). TSR is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (if any), and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock price performance is not necessarily indicative of future stock performance. The Morgan Stanley Digital Health index TSR were $32.80, $38.53, and $68.99 for the years ended December 31, 2023, 2022, and 2021, respectively.

Changed Peer Group, Footnote
4.
The amounts reflect the cumulative total shareholder return (TSR) of our common stock and a group of 11 peers selected by the Company (the “Peer Group”). The Peer Group is composed of Centene Corporation, Molina Healthcare, Inc., CVS Health Corporation, Cigna Group, Elevance Health, Inc., Agilon Health Inc., Alignment Healthcare, Inc., Evolent Health, Inc., Privia Health Group, Inc., Teladoc, and Accolade, Inc. The Peer Group was chosen based on (i) industry, including managed care and healthcare technology companies, with emphasis on direct competitors and close industry peers, (ii) revenue, and (iii) market capitalization. We selected the Peer Group rather than the Morgan Stanley Digital Health index used for the immediately preceding fiscal year because we believe the Peer Group is a better comparator group for our business. The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on March 3, 2021 (the date of our initial public offering). TSR is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (if any), and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock price performance is not necessarily indicative of future stock performance. The Morgan Stanley Digital Health index TSR were $32.80, $38.53, and $68.99 for the years ended December 31, 2023, 2022, and 2021, respectively.

Adjustment To PEO Compensation, Footnote
3.
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v). No other adjustments are required to be made in accordance with SEC rules. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	Current CEO	Former CEO	Average of NEOs
Year in Table:	2023	2023	2023
Total Compensation as reported in the Summary Compensation Table (“SCT”)	$44,538,114	$854,000	$3,784,404
Less: Grant-Date Fair Value of Equity Awards as reported in SCT(a)	$43,905,864	$0	$3,147,204
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	$65,291,198	$0	$3,648,566
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	$310,008	$0	$2,589,354
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	$0	$0	$660,587
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year(b)	$219,530	$17,572	$1,504,394
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	($11,082)	($140,127)
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0
Compensation Actually Paid	$66,452,986	$860,490	$8,899,974
a.	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.
The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. Subsequent valuations at the end of each fiscal year and as of each vest date are performed using a lattice model, as the latter provides a better estimate of options that are no longer at-the-money. The term used to estimate the option fair values under the lattice model in 2023 ranged between 5.2 years to 9.8 years. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Non-PEO NEO Average Total Compensation Amount			$ 3,784,404	$ 1,090,898	$ 10,885,903
Non-PEO NEO Average Compensation Actually Paid Amount			$ 8,899,974	(1,696,174)	(4,147,460)
Adjustment to Non-PEO NEO Compensation Footnote
3.
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v). No other adjustments are required to be made in accordance with SEC rules. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	Current CEO	Former CEO	Average of NEOs
Year in Table:	2023	2023	2023
Total Compensation as reported in the Summary Compensation Table (“SCT”)	$44,538,114	$854,000	$3,784,404
Less: Grant-Date Fair Value of Equity Awards as reported in SCT(a)	$43,905,864	$0	$3,147,204
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	$65,291,198	$0	$3,648,566
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	$310,008	$0	$2,589,354
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	$0	$0	$660,587
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year(b)	$219,530	$17,572	$1,504,394
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	($11,082)	($140,127)
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0
Compensation Actually Paid	$66,452,986	$860,490	$8,899,974
a.	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
b.
The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. Subsequent valuations at the end of each fiscal year and as of each vest date are performed using a lattice model, as the latter provides a better estimate of options that are no longer at-the-money. The term used to estimate the option fair values under the lattice model in 2023 ranged between 5.2 years to 9.8 years. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Equity Valuation Assumption Difference, Footnote
b.
The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. Subsequent valuations at the end of each fiscal year and as of each vest date are performed using a lattice model, as the latter provides a better estimate of options that are no longer at-the-money. The term used to estimate the option fair values under the lattice model in 2023 ranged between 5.2 years to 9.8 years. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance Measures*

*
Note that our CEO’s 2023 values include the grant date fair value (in his SCT Total) and the fair value as of December 31, 2023 (in his CAP) for his April 3, 2023 grant, which was intended to represent the only equity grant he would receive for 2023, 2024, and 2025.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Performance Measures*

*
Note that our CEO’s 2023 values include the grant date fair value (in his SCT Total) and the fair value as of December 31, 2023 (in his CAP) for his April 3, 2023 grant, which was intended to represent the only equity grant he would receive for 2023, 2024, and 2025.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures*

*
Note that our CEO’s 2023 values include the grant date fair value (in his SCT Total) and the fair value as of December 31, 2023 (in his CAP) for his April 3, 2023 grant, which was intended to represent the only equity grant he would receive for 2023, 2024, and 2025.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance Measures*

*
Note that our CEO’s 2023 values include the grant date fair value (in his SCT Total) and the fair value as of December 31, 2023 (in his CAP) for his April 3, 2023 grant, which was intended to represent the only equity grant he would receive for 2023, 2024, and 2025.

Tabular List, Table
Tabular List of Financial Performance Metrics
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:
•	Adjusted EBITDA;
•	InsuranceCo Adjusted EBITDA;
•	InsuranceCo Combined Ratio; and
•	Stock Price Performance.
For additional details regarding our most important financial performance measures, please see our CD&A beginning on page 33 in this Proxy Statement.

Total Shareholder Return Amount			$ 26.29	7.07	22.56
Peer Group Total Shareholder Return Amount			123.25	136.76	128.42
Net Income (Loss)			$ (270,594,000)	$ (609,552,000)	$ (571,426,000)
Company Selected Measure Amount			(45,238,000)	(462,255,000)	(429,826,000)
PEO Name	Mario Schlosser	Mark Bertolini		Mario Schlosser	Mario Schlosser
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Lattice Model for Options, Expected Term Minimum			5 years 2 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Lattice Model for Options, Expected Term Maximum			9 years 9 months 18 days
Morgan Stanley Digital Health Index Total Shareholder Return Amount			$ 32.8	$ 38.53	$ 68.99
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			InsuranceCo Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			InsuranceCo Combined Ratio
Measure:: 4
Pay vs Performance Disclosure
Name			Stock Price Performance
Mark Bertolini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 44,538,114	0	0
PEO Actually Paid Compensation Amount			66,452,986	0	0
Mario Schlosser [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			854,000	652,405	60,814,546
PEO Actually Paid Compensation Amount			860,490	$ (1,019,097)	$ (8,865,630)
PEO | Mark Bertolini [Member] | Grant-Date Fair Value of Equity Awards as reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(43,905,864)
PEO | Mark Bertolini [Member] | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			65,291,198
PEO | Mark Bertolini [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			310,008
PEO | Mark Bertolini [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Bertolini [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			219,530
PEO | Mark Bertolini [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Bertolini [Member] | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mario Schlosser [Member] | Grant-Date Fair Value of Equity Awards as reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mario Schlosser [Member] | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mario Schlosser [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mario Schlosser [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mario Schlosser [Member] | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			17,572
PEO | Mario Schlosser [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,082)
PEO | Mario Schlosser [Member] | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Grant-Date Fair Value of Equity Awards as reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,147,204)
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,648,566
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,589,354
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			660,587
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,504,394
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(140,127)
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0